Electric plant, construction and related agreements - Electric plant (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Public Utility Property Plant and Equipment
Investment	$ 9,569,359	$ 10,168,392
Accumulated Depreciation	(5,183,589)	(5,565,724)
Total construction work in progress	7,716,035	6,779,392
Plant acquisition adjustments	$ 280,396	248,000
Vogtle Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 3,024,112	3,010,843
Accumulated Depreciation	$ (1,916,942)	(1,881,324)
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 58,189	58,199
Accumulated Depreciation	(8,627)	(7,290)
Total construction work in progress	$ 7,583,291	6,680,014
Hatch Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 991,852	973,682
Accumulated Depreciation	$ (533,771)	(503,871)
Wansley Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 20,312	820,110
Accumulated Depreciation	$ (15,337)	(649,301)
Scherer Unit No. 1
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 1,378,904	1,415,115
Accumulated Depreciation	$ (636,799)	(638,443)
Doyle
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 145,780	144,711
Accumulated Depreciation	$ (124,306)	(120,527)
Rocky Mountain Units No. 1, No. 2 & No. 3
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	75.00%
Investment	$ 616,278	615,485
Accumulated Depreciation	$ (296,624)	(284,749)
Hartwell
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 232,532	227,834
Accumulated Depreciation	$ (125,092)	(121,174)
Hawk Road Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 269,837	266,149
Accumulated Depreciation	$ (74,685)	(69,194)
Talbot
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 301,869	300,335
Accumulated Depreciation	$ (162,137)	(158,270)
Chattahoochee
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 324,310	319,550
Accumulated Depreciation	$ (171,272)	(166,859)
Effingham
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 339,189	337,614
Accumulated Depreciation	$ (121,318)	(112,057)
Smith Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 686,517	672,184
Accumulated Depreciation	$ (208,142)	(190,760)
Wansley
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment		3,942
Accumulated Depreciation		(3,889)
Washington County
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 170,432
Accumulated Depreciation	(88,585)
Transmission
Public Utility Property Plant and Equipment
Investment	107,992	102,966
Accumulated Depreciation	(64,785)	(62,457)
Other production
Public Utility Property Plant and Equipment
Investment	106,424	104,372
Accumulated Depreciation	$ (65,922)	(62,885)
Scherer Unit No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 794,830	795,301
Accumulated Depreciation	(569,245)	(532,674)
Environmental and other generation improvements
Public Utility Property Plant and Equipment
Total construction work in progress	$ 132,744	$ 99,378